                                                                                                                      File No. 811-4803

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                         FORM N-1A COVER PAGE

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                  [ X ]

Pre-Effective Amendment No.                                                                                  [   ]

Post-Effective Amendment No.  24                                                                             [ X ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [ X ]

Amendment No. 25                                                                                              [ X ]

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                                                      Oppenheimer Municipal Fund
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                                          (Exact Name of Registrant as Specified in Charter)

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                                              6803 South Tucson Way, Englewood, CO 80122
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                                          (Address of Principal Executive Offices) (Zip Code)

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                                                             303 671-3200
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                                         (Registrant's Telephone Number, including Area Code)

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                                                         Robert G. Zack, Esq.
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                                                        OppenheimerFunds, Inc.
                                             498 Seventh Avenue, New York, New York 10018
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On January 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.